Securities Act File No. 033-73248

Investment Company Act File No. 811-08228

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 98	x

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 99	x

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (407) 644-1986

ARTHUR D. ALLY

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Copies to:

DAVID D. JONES, ESQUIRE

20770 Hwy 281 N., Suite 108-619

San Antonio, TX 78258

and

BENJAMIN V. MOLLOZZI, ESQUIRE

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
☐	on , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Maitland and the State of Florida on May 1, 2020.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President, Treasurer &Trustee	May 1, 2020

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	May 1, 2020

/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	May 1, 2020

/s/ Deborah Honeycutt* DEBORAH HONEYCUTT	Trustee	May 1, 2020

/s/ Charles E. Nelson # CHARLES E. NELSON	Trustee	May 1, 2020

/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	May 1, 2020

/s/ Alan M. Ross* ALAN M. ROSS	Trustee	May 1, 2020

/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	May 1, 2020

/s/ Kenneth Blackwell* KENNETH BLACKWELL	Trustee	May 1, 2020

/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	May 1, 2020

/s/ John C. Mulder + JOHN C. MULDER	Trustee	May 1, 2020

/s/ Patrice Tsague* PATRICE TSAGUE	Trustee	May 1, 2020

By: /s/ Arthur D. Ally, Arthur D. Ally, in his capacity as Attorney in Fact

Signed pursuant to a Powers of Attorney executed February 13*, 18+, and 19#, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase